Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of tax rates of subsidiaries incorporated outside of Israel
Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25.8%
Spain	25%
China	25%
United Kingdom	19%

(1)	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.

Schedule of reconciliation of changes in deferred tax liability (asset)
In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$millions

Balance as of January 1, 2021	(439)	38	94	(7)	115	(199)
Changes in 2021:
Additions in respect of business combinations	-	1	1	9	2	13
Amounts recorded in the statement of income	16	-	2	(14)	(24)	(20)
Amounts recorded to a capital reserve	-	-	(22)	(1)	-	(23)
Translation differences	2	-	(2)	(3)	(5)	(8)
Balance as of December 31, 2021	(421)	39	73	(16)	88	(237)

Changes in 2022:
Amounts recorded in the statement of income	(127)	33	4	31	35	(24)
Amounts recorded to a capital reserve	-	-	(12)	4	-	(8)
Translation differences	1	-	(1)	-	(4)	(4)
Balance as of December 31, 2022	(547)	72	64	19	119	(273)

Schedule of deferred taxes denominated by currencies
As of December 31
2022	2021
$millions	$millions

Israeli Shekels	(368)	(327)
Euro	51	84
Brazilian Real	28	13
British Pound	16	-
U.S Dollar	(8)	(10)
Other	8	3
	(273)	(237)

Schedule of composition of the taxes on income
For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Current taxes	869	145	70
Deferred taxes	45	22	(43)
Taxes in respect of prior years	271	93	(2)
	1,185	260	25

Schedule of effective income tax rate reconciliation

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Income before taxes on income, as reported in the statements of income	3,404	1,092	49
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	783	251	11
Add (less) – the tax effect of:
Surplus Profit Levy tax	265	-	-
Reduced tax due to tax benefits	(95)	(64)	(6)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	1	(10)	(4)
Tax on dividend	5	3	2
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	(29)	(8)	14
Taxes in respect of prior years*	271	93	(2)
Differences in measurement basis	(21)	(8)	10
Other differences	5	3	-
Taxes on income included in the income statements	1,185	260	25

* For 2022, included $275 million relating to Surplus Profit Levy, of which $188 in respect of the settlement agreement as mentioned above.

Schedule of taxes on income relating to items recorded in equity
For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(12)	(22)	(6)
Change in investments at fair value through other comprehensive income	-	(21)	-
Change in fair value of hedging derivatives	4	-	-
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(11)	(1)	(3)
Total	(19)	(44)	(9)